World Omni Auto Receivables Trust 2022-A
Monthly Servicer Certificate
June 30, 2024

Dates Covered
Collections Period	06/01/24 - 06/30/24
Interest Accrual Period	06/17/24 - 07/14/24
30/360 Days	30
Actual/360 Days	28
Distribution Date	07/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/24	313,558,695.69	19,204
Yield Supplement Overcollateralization Amount 05/31/24	6,745,885.35	0
Receivables Balance 05/31/24	320,304,581.04	19,204
Principal Payments	12,940,799.91	479
Defaulted Receivables	666,846.39	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/24	6,301,082.96	0
Pool Balance at 06/30/24	300,395,851.78	18,695

Pool Statistics	$ Amount	# of Accounts
Pool Factor	31.81%
Prepayment ABS Speed	1.10%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	7,310,528.21	323
Past Due 61-90 days	2,148,307.69	93
Past Due 91-120 days	241,940.17	11
Past Due 121+ days	0.00	0
Total	9,700,776.07	427

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.16%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.78%
Delinquency Trigger Occurred	NO

Recoveries	196,337.05
Aggregate Net Losses/(Gains) - June 2024	470,509.34
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.76%
Prior Net Losses/(Gains) Ratio	0.25%
Second Prior Net Losses/(Gains) Ratio	-0.19%
Third Prior Net Losses/(Gains) Ratio	0.67%
Four Month Average	0.62%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.61%

Overcollateralization Target Amount	4,644,197.93
Actual Overcollateralization	4,644,197.93
Weighted Average Contract Rate	4.37%
Weighted Average Contract Rate, Yield Adjusted	5.89%
Weighted Average Remaining Term	37.02

Flow of Funds	$ Amount
Collections	14,228,329.78
Investment Earnings on Cash Accounts	12,321.26
Servicing Fee	(266,920.48)
Transfer to Collection Account	-
Available Funds	13,973,730.56

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	385,338.39
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	8,518,645.98
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,644,197.93
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	343,690.76

Total Distributions of Available Funds	13,973,730.56

Servicing Fee	266,920.48
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 06/17/24	308,914,497.76
Principal Paid	13,162,843.91
Note Balance @ 07/15/24	295,751,653.85

Class A-1
Note Balance @ 06/17/24	0.00
Principal Paid	0.00
Note Balance @ 07/15/24	0.00
Note Factor @ 07/15/24	0.0000000%

Class A-2
Note Balance @ 06/17/24	0.00
Principal Paid	0.00
Note Balance @ 07/15/24	0.00
Note Factor @ 07/15/24	0.0000000%

Class A-3
Note Balance @ 06/17/24	187,964,497.76
Principal Paid	13,162,843.91
Note Balance @ 07/15/24	174,801,653.85
Note Factor @ 07/15/24	57.1658231%

Class A-4
Note Balance @ 06/17/24	79,150,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	79,150,000.00
Note Factor @ 07/15/24	100.0000000%

Class B
Note Balance @ 06/17/24	27,870,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	27,870,000.00
Note Factor @ 07/15/24	100.0000000%

Class C
Note Balance @ 06/17/24	13,930,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	13,930,000.00
Note Factor @ 07/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	467,195.89
Total Principal Paid	13,162,843.91
Total Paid	13,630,039.80

Class A-1
Coupon	0.39629%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.15000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.66000%
Interest Paid	260,017.56
Principal Paid	13,162,843.91
Total Paid to A-3 Holders	13,422,861.47

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	0.00
Total Paid to A-4 Holders	125,320.83

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5042535
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.2069097
Total Distribution Amount	14.7111632

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.8503419
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	43.0467784
Total A-3 Distribution Amount	43.8971203

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5833333

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	647.17
Noteholders' Principal Distributable Amount	352.83

Account Balances	$ Amount
Reserve Account
Balance as of 06/17/24	2,322,098.97
Investment Earnings	10,008.99
Investment Earnings Paid	(10,008.99)
Deposit/(Withdrawal)	-
Balance as of 07/15/24	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,440,455.34	$2,113,257.41	$2,187,381.20
Number of Extensions	108	92	93
Ratio of extensions to Beginning of Period Receivables Balance	0.76%	0.63%	0.62%